Costs incurred and estimated earnings net of billings on uncompleted contracts (Tables)	12 Months Ended
Dec. 31, 2014
Contractors [Abstract]
Schedule of costs in excess of billings on uncompleted contracts

	December 31, 2014	December 31, 2013
Costs incurred and estimated earnings on uncompleted contracts	$629,416	$533,837
Less billings to date	(585,794)	(508,026)
	$43,622	$25,811

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2014	December 31, 2013
Unbilled revenue	$43,622	$32,168
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	—	(6,357)
	$43,622	$25,811